COMMITMENTS	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6:-	COMMITMENTS:

a.
On July 26, 2021, the Company engaged in a rental agreement for its principal offices at Tel Aviv, Israel for a 12 months period. On August 1, 2022 the Company extended the rental agreement for an additional 12-month period. On August 1, 2023, the Company signed a new lease agreement ("the New lease agreement") for its principal offices for a period of one year, or until July 31, 2024, with additional option on behalf of the Company for a period of one year until July 31, 2025, that the Company’s management expects to be exercised. According to the Company's accounting policy, in regard to the New lease agreement, the Company recognized ROU assets and lease liabilities. The rent of the office is $5 per month, linked to the consumer price index. If the Company exercises its right to extend the lease for the additional year, the rent will increase by 5%. The annual rent expenses in 2023 was $66. Cash paid for amounts included in the measurement of lease liabilities $33. The weighted average remaining lease term is 1.5 years. The weighted average discount rate was 8.5%.

b.
On November 13, 2020, and December 3, 2020, the Company entered into a Master Clinical Research Organization Agreement (the “First Agreement”) and a Master Clinical Trial Agreement (the “Second Agreement”) with Lotus Clinical Research (“Lotus”) as the Company’s clinical research organization.

According to the agreements Lotus will serve as the clinical research organization for the Company’s planned Phase 3 trials of PRF-110, which began in March 2023 and to take place during the years 2023 - 2024. The Company and the CRO negotiated and signed the updated terms of the First Agreement and the Second Agreement and mutually agreed to update the total milestone completion payment to $5.9 million and to update the payment for the actual number of evaluable subjects to $9.9 million, total $15.8.

As of December 31, 2023, the Company accounted for the amounts of $1,514 as prepaid clinical trial expense and recognized expenses of $4.1 million and $1.1 million as clinical trials expenses in 2023 and 2022, respectively.